Significant Accounting Policies (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 25, 2019	Mar. 25, 2019	Dec. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Tax benefit, percentage			50.00%
Core Technology
Significant Accounting Policies (Details) [Line Items]
Fair value of assets acquired			$ 300
Intangible assets amortized over their estimated useful lives			10 years 9 months
Customer Relationships [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value of assets acquired			$ 550
Intangible assets amortized over their estimated useful lives			5 years 9 months
Goodwill [Member]
Significant Accounting Policies (Details) [Line Items]
Fair value of assets acquired	$ 200		$ 2,200
Message Mobile [Member]
Significant Accounting Policies (Details) [Line Items]
Business combination, description	the Company acquired 100% of the outstanding shares of a German based company, GTX, for a total consideration of EUR 250 thousand in cash (approximately $273 thousand). GTX is a provider of wholsale and enterprise messaging communication.	the Company acquired 100% of the outstanding shares of a German-based company, Message Mobile, for a total consideration of approximately $3 million, $2.25 million was paid in cash and approximately $0.75 million was paid in shares. Message Mobile is a leading provider of enterprise messaging and payment solutions.